Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000199639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[1]
C000199639 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000199639 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000199639 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000199639 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000199639 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000199639 [Member] | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000199639 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000199639 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000199639 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000199639 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000199639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000199639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[2]
C000199639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[2]
C000199639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000199639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[2]
C000199639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[2]
C000199639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[2]
C000199639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000199639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[2]
C000199639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000199639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000199639 [Member] | Defined Benefit Plan, Equity Securities, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199639 [Member] | Defined Benefit Plan, Equity Securities, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000199639 [Member] | Defined Benefit Plan, Equity Securities, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000199639 [Member] | Europe Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000199639 [Member] | Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000199639 [Member] | German Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199639 [Member] | Japan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199639 [Member] | Switzerland Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199639 [Member] | Netherlands Semiconductors And Semiconductor Equipment Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199639 [Member] | Europe Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199639 [Member] | Europe Textile Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199639 [Member] | Canada Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199639 [Member] | Denmark Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199639 [Member] | Europe Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199639 [Member] | Taiwan Semiconductor And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199639 [Member] | UK Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199639 [Member] | Europe Autos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199639 [Member] | Europe EX UK Personal Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199639 [Member] | Europe ex UK Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199639 [Member] | Europe Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199639 [Member] | Europe Personal Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199639 [Member] | Europe Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000199639 [Member] | Broad UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000199639 [Member] | Europe Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[3]
C000199640 [Member] | New York City Transitional Finance Authority Rev 5 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000199640 [Member] | Louisiana State Citizens Property Insurance Corp Series A Rev 5 00 06 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000199640 [Member] | New York City Municipal Water Finance Authority Second General Resolution Rev VRDO 3 80 01 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000199640 [Member] | City of Rochester MN Series A Rev VRDO 3 60 01 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000199640 [Member] | Orlando Utilities Commission Series 1 Rev VRDO 3 64 01 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000199640 [Member] | State of Ohio Rev VRDO 3 45 01 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000199640 [Member] | County of Los Angeles CA Rev TRAN 5 00 06 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000199640 [Member] | Metropolitan Water Reclamation District of Greater Chicago Series C GO 5 00 12 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000199640 [Member] | Chelan County Public Utility District No 1 Series B Rev VRDO 3 50 01 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000199640 [Member] | Ohio State University The Multiyear Debt Issuance Rev VRDO 3 55 01 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000199640 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[4]
C000199640 [Member] | BB and lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000199640 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[4]
C000199640 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%	[4]
C000199640 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[4]
C000199640 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000199640 [Member] | Govts Sovereigns [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000199640 [Member] | Non Agency MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000199640 [Member] | Agencies Regionals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000199640 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.80%	[5]
C000199640 [Member] | Non Agency ABS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[5]
C000199640 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[5]
C000199640 [Member] | Private Placements 144AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5]
C000199640 [Member] | Core Municipal Ultra Short Insight [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000199640 [Member] | Global Markets PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000199640 [Member] | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000199640 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000199641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%	[6]
C000199641 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[6]
C000199641 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[6]
C000199641 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[6]
C000199641 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[6]
C000199641 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6]
C000199641 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000199641 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000199641 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000199641 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000199641 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000199641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000199641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[7]
C000199641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[7]
C000199641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[7]
C000199641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[7]
C000199641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[7]
C000199641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[7]
C000199641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000199641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%	[7]
C000199641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000199641 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000199641 [Member] | Defined Benefit Plan, Equity Securities, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000199641 [Member] | Defined Benefit Plan, Equity Securities, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199641 [Member] | U S Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000199641 [Member] | U S Semiconductor And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199641 [Member] | U S Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000199641 [Member] | U S Custom Equity Sleeve JPMPI [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000199641 [Member] | U S Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199641 [Member] | U S Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199641 [Member] | U S Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199641 [Member] | U S Home Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199641 [Member] | U S Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199641 [Member] | U S Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199641 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199641 [Member] | U S Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[8]
C000199642 [Member] | U S Treasury Bill 4 25 11 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000199642 [Member] | U S Treasury Notes 2 75 06 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000199642 [Member] | U S Treasury Notes 3 88 04 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000199642 [Member] | France Treasury Bill France Series 28W Reg S 2 76 05 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000199642 [Member] | Japan Treasury Discount Bill Japan Series 1248 0 03 02 10 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000199642 [Member] | Southern California Edison Co Series E 3 70 08 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000199642 [Member] | U S Treasury Bill 4 22 10 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000199642 [Member] | U S Treasury Bill 4 16 12 26 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000199642 [Member] | T Mobile USA Inc 2 25 02 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000199642 [Member] | GLP Capital LP GLP Financing II Inc 5 38 04 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000199642 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[9]
C000199642 [Member] | BB and lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000199642 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[9]
C000199642 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[9]
C000199642 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[9]
C000199642 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%	[9]
C000199642 [Member] | Govts Sovereigns [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[10]
C000199642 [Member] | Non Agency MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[10]
C000199642 [Member] | Agencies Regionals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000199642 [Member] | Non Agency ABS [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[10]
C000199642 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%	[10]
C000199642 [Member] | Private Placements 144AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[10]
C000199642 [Member] | Global Markets PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000199642 [Member] | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[10]
C000199642 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000199642 [Member] | Core Ultra Short BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000199642 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000206545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%	[11]
C000206545 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[11]
C000206545 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[11]
C000206545 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[11]
C000206545 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000206545 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[11]
C000206545 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000206545 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000206545 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000206545 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000206545 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000206545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000206545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[12]
C000206545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[12]
C000206545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[12]
C000206545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[12]
C000206545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[12]
C000206545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[12]
C000206545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000206545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[12]
C000206545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000206545 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000206545 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000206545 [Member] | Defined Benefit Plan, Equity Securities, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206545 [Member] | Defined Benefit Plan, Equity Securities, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000206545 [Member] | Defined Benefit Plan, Equity Securities, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206545 [Member] | Canada Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206545 [Member] | U S Semiconductor And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206545 [Member] | U S Custom Equity Sleeve JPMPI [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000206545 [Member] | U S Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206545 [Member] | U S Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206545 [Member] | U S Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206545 [Member] | U S Home Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206545 [Member] | U S Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206545 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206545 [Member] | U S Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206545 [Member] | U S Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206545 [Member] | U S Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206545 [Member] | U S Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[13]
C000206546 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[13]
C000206546 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[13]
C000206546 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000206546 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[13]
C000206546 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000206546 [Member] | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000206546 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000206546 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000206546 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000206546 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000206546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000206546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[14]
C000206546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[14]
C000206546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000206546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[14]
C000206546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[14]
C000206546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[14]
C000206546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000206546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[14]
C000206546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
C000206546 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[14]
C000206546 [Member] | Defined Benefit Plan, Equity Securities, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Defined Benefit Plan, Equity Securities, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000206546 [Member] | Defined Benefit Plan, Equity Securities, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206546 [Member] | Europe Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000206546 [Member] | German Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206546 [Member] | Japan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206546 [Member] | Netherlands Semiconductors And Semiconductor Equipment Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206546 [Member] | Europe Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206546 [Member] | Europe Textile Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206546 [Member] | Canada Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Denmark Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206546 [Member] | Europe Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206546 [Member] | Taiwan Semiconductor And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206546 [Member] | UK Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206546 [Member] | Europe EX UK Personal Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206546 [Member] | Europe ex UK Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206546 [Member] | Europe Personal Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206546 [Member] | Europe Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000206546 [Member] | Europe Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000206546 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206546 [Member] | Europe Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206546 [Member] | Swiss Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206546 [Member] | Europe Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | European Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Europe Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Europe Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[15]
C000218339 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000218339 [Member] | U S Treasury Notes 3 88 08 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000218339 [Member] | U S Treasury Notes 4 50 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000218339 [Member] | U S Treasury Bill 4 26 02 11 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000218339 [Member] | China Government Bond China 2 40 07 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000218339 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000218339 [Member] | U S Treasury Notes 4 00 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000218339 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 02 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000218339 [Member] | U S Treasury Notes 4 13 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000218339 [Member] | China Government Bond China 2 68 05 21 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000218339 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000218339 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[16]
C000218339 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[16]
C000218339 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[16]
C000218339 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[16]
C000218339 [Member] | Govts Sovereigns [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%	[17]
C000218339 [Member] | Non Agency MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[17]
C000218339 [Member] | Agencies Regionals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[17]
C000218339 [Member] | Non Agency ABS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000218339 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[17]
C000218339 [Member] | Private Placements 144AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[17]
C000218339 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000218339 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000218339 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000218339 [Member] | U K Gilt 10 Plus Years BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218339 [Member] | U S Credit BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218339 [Member] | Pan European Securitized BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218339 [Member] | U S Government BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218339 [Member] | Asia Pacific Government ex China BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218339 [Member] | Global Credit PGIM [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218339 [Member] | Global Securitized PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218339 [Member] | U S Treasury 7 10 Year BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218339 [Member] | U S Securitized BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218339 [Member] | Global Government PGIM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218339 [Member] | Pan European Government BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000218339 [Member] | Pan European Credit BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000218339 [Member] | China Treasury And Policy Bank BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000218340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000218340 [Member] | Connecticut State Health And Educational Facilities Authority Yale University Series A Rev VRDO 3 60 01 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000218340 [Member] | Colorado Health Facilities Authority Rev 5 00 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000218340 [Member] | California Community Choice Financing Authority Sustainable Bonds Clean Energy Rev 5 00 01 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000218340 [Member] | City of New York Series C GO 5 25 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000218340 [Member] | Main Street Natural Gas Inc Gas Supply Series C Rev 4 00 08 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000218340 [Member] | County of King Sewer Revenue Junior Lien Rev VRDO 3 95 01 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000218340 [Member] | Tampa Bay Water Rev 5 25 10 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[18]
C000218340 [Member] | Main Street Natural Gas Inc Series D Rev 5 00 04 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18]
C000218340 [Member] | Triborough Bridge And Tunnel Authority Sales Tax Revenue Series A1 Rev 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18]
C000218340 [Member] | New York State Urban Development Corp Sustainable Bond State Person Rev 5 00 03 15 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18]
C000218340 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[19]
C000218340 [Member] | BB and lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[19]
C000218340 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[19]
C000218340 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%	[19]
C000218340 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[19]
C000218340 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[19]
C000218340 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%	[20]
C000218340 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000218340 [Member] | Municipals Nuveen [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000218340 [Member] | Municipals Allspring [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000218340 [Member] | One 17 Year Municipal Capital Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000220641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000220641 [Member] | HUB International Ltd 7 25 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[21]
C000220641 [Member] | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000220641 [Member] | U S Treasury Notes 4 13 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[21]
C000220641 [Member] | Venture Global LNG Inc CMT Index 5 Year 5 44 9 00 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[21]
C000220641 [Member] | HUB International Ltd 7 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[21]
C000220641 [Member] | AthenaHealth Group Inc 6 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[21]
C000220641 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[21]
C000220641 [Member] | Iliad Holding SASU France Reg S 6 88 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[21]
C000220641 [Member] | Nidda Healthcare Holding GmbH Germany Reg S 7 50 08 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[21]
C000220641 [Member] | Venture Global LNG Inc 9 50 02 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[21]
C000220641 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[22]
C000220641 [Member] | BB and lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.50%	[22]
C000220641 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[22]
C000220641 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[22]
C000220641 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[22]
C000220641 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[22]
C000220641 [Member] | Govts Sovereigns [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[23]
C000220641 [Member] | Agencies Regionals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[23]
C000220641 [Member] | Non Agency ABS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[23]
C000220641 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[23]
C000220641 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[23]
C000220641 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%	[23]
C000220641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[23]
C000220641 [Member] | U S High Yield PGIM INC [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000220641 [Member] | U S High Yield BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000220641 [Member] | Leveraged Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[23]
C000220641 [Member] | Short Duration Lord Abbett [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220641 [Member] | Emerging Markets Debt PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000220641 [Member] | European High Yield RBC GAM UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000252360 [Member] | JPN YEN FUT CME 17MAR25 JYH5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[24]
C000252360 [Member] | NASDAQ 100 E-MINI 21MAR25 NQH5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.71%)	[24]
C000252360 [Member] | CHF USD FUTURE 17MAR25 SFH5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[24]
C000252360 [Member] | COPPER FUTURE Mar25 HGH5 27MAR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[24]
C000252360 [Member] | XAY Cons Discret 21MAR25 IXYH5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.94%	[24]
C000252360 [Member] | HEATING OIL FU Mar25 NVH5 27FEB [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.13%	[24]
C000252360 [Member] | S And P MID 400 EMINI 21MAR25 FAH5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)	[24]
C000252360 [Member] | S And P500 EMINI FUT 21MAR25 ESH5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.19%)	[24]
C000252360 [Member] | GOLD 100 OZ FU Feb25 GCG5 26FEB [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.25%)	[24]
C000252360 [Member] | E Mini Russ 2000 21MAR25 RTYH5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.46%)	[24]
C000252360 [Member] | Multi Strategy DBi Multi Strategy [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000252360 [Member] | Mortgage Opportunity PIMCO Relative Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000252360 [Member] | Floating Rate Bank Loan T Rowe Relative Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000252360 [Member] | Managed Futures AHL Macro [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000252360 [Member] | Relative Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000252360 [Member] | Multi Strategy [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000252360 [Member] | Macro [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%

[1]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[2]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[3]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[4]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[5]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[6]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[7]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[8]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[9]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[10]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[11]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[12]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[13]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[14]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[15]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[16]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[17]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[18]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[19]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[20]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[21]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[22]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[23]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[24]	The top 5 contributions to portfolio risk or VaR and the bottom 5 contributors or diversifier to portfolio risk or VaR. The percentages will not sum to 100%.